Fair Value Measurement (Details) - Schedule of recurring fair value measurements - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Liabilities:
Conversion feature derivative liability	$ 7,531	$ 8,355
Common stock derivative liability	45
Total derivative liabilities	7,576
Total recurring fair value measurements	7,576	8,355
Quoted prices in active markets for identical assets (Level 1) [Member]
Derivative Liabilities:
Conversion feature derivative liability
Common stock derivative liability
Total derivative liabilities
Total recurring fair value measurements
Significant other observable inputs (Level 2) [Member]
Derivative Liabilities:
Conversion feature derivative liability
Common stock derivative liability
Total derivative liabilities
Total recurring fair value measurements
Significant unobservable inputs (Level 3) [Member]
Derivative Liabilities:
Conversion feature derivative liability	7,531	8,355
Common stock derivative liability	45
Total derivative liabilities	7,576
Total recurring fair value measurements	$ 7,576	$ 8,355